STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Common Stock Anti-dilution provisions upon conversion of preferred stock	Common Stock Initial Public offering	Common Stock Securities Purchase Agreement with CRG	Common Stock Other public offerings	Common Stock	Additional Paid-in Capital Initial Public offering	Additional Paid-in Capital Securities Purchase Agreement with CRG	Additional Paid-in Capital Other public offerings	Additional Paid-in Capital	Accumulated Deficit	Series A Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Series E Convertible Preferred Stock	Initial Public offering	Securities Purchase Agreement with CRG	Other public offerings	Total
Balance (in shares) at Dec. 31, 2013					6,122						8,161	5,630	18,865	14,014	18,004
Increase (Decrease) in Shares
Issuance of common stock (in shares)					64
Issuance of stock, net (in shares)																66,719
Balance (in shares) at Dec. 31, 2014					6,186						8,161	5,630	18,865	14,014	18,004	66,719
Balance at Dec. 31, 2013											$ 6,183	$ 6,649	$ 27,272	$ 22,397	$ 37,153
Increase (Decrease) in Convertible Preferred Stock
Issuance of Convertible Preferred Stock, net of issuance costs																$ 32,606
Balance at Dec. 31, 2014											$ 6,183	$ 6,649	$ 27,272	$ 22,397	$ 37,153	$ 32,606
Balance at Dec. 31, 2013									$ 1,787	$ (114,569)										$ (112,782)
Increase (Decrease) in Stockholders' (Deficit) Equity
Issuance of common stock									28											28
Employee stock-based compensation									641											641
Issuance of common stock warrants									175											175
Reclass of warrants liability to additional paid-in capital									34											34
Net and comprehensive loss										(31,964)										(31,964)
Balance at Dec. 31, 2014									2,665	(146,533)										(143,868)
Increase (Decrease) in Shares
Issuance of common stock (in shares)					1,240
Issuance of stock, net (in shares)	30,375	125,000	8,705													12,260
Exercise of common stock warrants (in shares)					861
Conversion of preferred stock to common stock in connection with the IPO (in shares)					143,653						(8,161)	(5,630)	(18,865)	(14,014)	(18,004)	(78,979)
Balance (in shares) at Dec. 31, 2015					316,020
Increase (Decrease) in Convertible Preferred Stock
Issuance of Convertible Preferred Stock, net of issuance costs																$ 5,372
Conversion of preferred stock to common stock in connection with the IPO											$ (6,183)	$ (6,649)	$ (27,272)	$ (22,397)	$ (37,153)	$ (37,978)				(2,384)
Increase (Decrease) in Stockholders' (Deficit) Equity
Issuance of common stock									432											432
Issuance of common stock, net						$ 56,898	$ 4,795										$ 56,898	$ 4,795
Employee stock-based compensation									5,899											5,899
Vesting of restricted stock subject to repurchase									18											18
Issuance of common stock warrants									804											804
Exercise of common stock warrants									323											323
Conversion of convertible preferred stock to common stock in connection with the IPO									137,632											137,632
Convertible preferred stock modification									2,384	(2,384)
Net and comprehensive loss										(47,344)										(47,344)
Balance at Dec. 31, 2015									211,850	(196,261)										15,589
Increase (Decrease) in Shares
Issuance of common stock (in shares)					4,098
Issuance of stock, net (in shares)				273,819
Exercise of common stock warrants (in shares)					384
Balance (in shares) at Dec. 31, 2016					594,321
Increase (Decrease) in Stockholders' (Deficit) Equity
Issuance of common stock									805											805
Issuance of common stock, net				$ 1				$ 36,582											$ 36,582
Employee stock-based compensation									7,392											7,392
Net and comprehensive loss										(56,128)										(56,128)
Balance at Dec. 31, 2016					$ 1				$ 256,629	$ (252,389)										4,241
Increase (Decrease) in Stockholders' (Deficit) Equity
Net and comprehensive loss																				(38,582)
Balance at Sep. 30, 2017																				$ (26,711)